Note 8 - Federal Funds Purchased (Details Textual) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Federal Funds Purchased	$ 0	$ 435,000
Federal Funds Purchased [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 8,000,000